Consolidated balance sheets (Parentheticals) (USD $)	Nov. 30, 2011	Nov. 30, 2010
Unlimited common shares, par value (in Dollars per share)
Commons shares, Issued	15,908,444	10,907,054
Common shares, outstanding	15,908,444	10,907,054